UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Dryden Index Series Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2007

Date of reporting period:	3/31/2007

Item 1 — Reports to Stockholders

Dryden Stock Index Fund

MARCH 31, 2007	SEMIANNUAL REPORT

FUND TYPE

Large-capitalization stock

OBJECTIVE

Provide investment results that correspond to the price and yield performance of the S&P 500 Index

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

May 16, 2007

Dear Shareholder:

We hope you find the semiannual report for the Dryden Stock Index Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of four leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors (PREI). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. PREI is a registered investment adviser and a unit of PIM.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Index Series Fund/Dryden Stock Index Fund

Dryden Index Series Fund/Dryden Stock Index Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Stock Index Fund is to provide investment results that correspond to the price and yield performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index). There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 3.25% (Class A shares). As of March 31, 2007, the gross annualized operating expenses are 0.70%, 1.55%, 1.46%, 0.31% and 0.41% for Class A, B, C, I and Z shares, respectively. As of March 31, 2007, the annualized operating expenses net of a contractual reduction through January 31, 2008 are 0.64%, 1.40%, 1.40%, 0.30% and 0.40% for Class A, B, C, I and Z shares, respectively. These figures include the net operating expenses of the underlying portfolios in which the Fund invests. Such expenses were calculated using a weighted average of the net operating expenses of each underlying fund and when annualized amounted to less than 0.005% for each share class.

Cumulative Total Returns as of 3/31/07
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	7.03%	11.18%	31.68%	N/A	8.38% (11/18/99)
Class B	6.64	10.36	26.83	N/A	2.51 (11/18/99)
Class C	6.61	10.36	26.78	N/A	2.56 (11/18/99)
Class I	7.22	11.55	38.89	N/A	71.22 (8/1/97)
Class Z	7.17	11.51	33.30	113.77%	—
S&P 500 Index[2]	7.38	11.82	35.49	119.98	**
Lipper EQ S&P 500 Index Objective Funds Avg.[3]	7.05	11.21	31.86	110.92	***

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Average Annual Total Returns[4] as of 3/31/07
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	7.57%	4.96%	N/A	0.65% (11/18/99)
Class B	5.36	4.70	N/A	0.34 (11/18/99)
Class C	9.36	4.86	N/A	0.34 (11/18/99)
Class I	11.55	6.01	N/A	5.72 (8/1/97)
Class Z	11.51	5.92	7.89%	—
S&P 500 Index[2]	11.82	6.26	8.20	**
Lipper EQ S&P 500 Index Objective Funds Avg.[3]	11.21	5.68	7.74	***

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 3.25%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class I and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns.

2The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

3The Lipper EQ S&P 500 Index Objective Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper EQ S&P 500 Index Objective Funds category for the periods noted. Funds in the Lipper Average are passively managed, limited expense (management fee no higher than 0.50%) funds designed to replicate the performance of the S&P 500 Index on a reinvested basis.

4The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class I and Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

**S&P 500 Index Closest Month-End to Inception cumulative total returns are 15.23% for Class A, B, and C; 73.50% for Class I. S&P 500 Index Closest Month-End to Inception average annual total returns are 1.95% for Class A, B, and C; 5.87% for Class I.

***Lipper Average Closest Month-End to Inception cumulative total returns are 11.02% for Class A, B, and C; 66.85% for Class I. Lipper Average Closest Month-End to Inception average annual total returns are 1.43% for Class A, B, and C; 5.43% for Class I.

Dryden Index Series Fund/Dryden Stock Index Fund	3

Your Fund’s Performance (continued)

S&P 500 Index as of 3/31/07

Source: Factset.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Prudential Investments LLC, its affiliates, and subsidiaries. The Dryden Stock Index Fund is not sponsored, endorsed, sold, or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund. The performance cited does not represent the performance of the Dryden Stock Index Fund. Past performance does not guarantee future results. Investors cannot invest directly in an index.

*	Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2006, at the beginning of the period, and held through the six-month period ended March 31, 2007.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Dryden Index Series Fund/Dryden Stock Index Fund	5

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Stock Index Fund		Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,070.30	0.64%	$3.30
	Hypothetical	$1,000.00	$1,021.74	0.64%	$3.23

Class B	Actual	$1,000.00	$1,066.40	1.40%	$7.21
	Hypothetical	$1,000.00	$1,017.95	1.40%	$7.04

Class C	Actual	$1,000.00	$1,066.10	1.40%	$7.21
	Hypothetical	$1,000.00	$1,017.95	1.40%	$7.04

Class I	Actual	$1,000.00	$1,072.20	0.30%	$1.55
	Hypothetical	$1,000.00	$1,023.44	0.30%	$1.51

Class Z	Actual	$1,000.00	$1,071.70	0.40%	$2.07
	Hypothetical	$1,000.00	$1,022.94	0.40%	$2.02

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2007, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2007 (to reflect the six-month period).

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Portfolio of Investments

as of March 31, 2007 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.3%
COMMON STOCKS

Aerospace/Defense 2.5%
100,984	Boeing Co.	$8,978,486
50,712	General Dynamics Corp.	3,874,397
13,799	Goodrich Corp.	710,373
101,015	Honeywell International, Inc.	4,652,751
15,100	L-3 Communications Holdings, Inc.	1,320,797
44,956	Lockheed Martin Corp.	4,361,631
47,848	Northrop Grumman Corp.	3,551,279
54,744	Raytheon Co.	2,871,870
19,663	Rockwell Collins, Inc.	1,316,045
122,540	United Technologies Corp.	7,965,100

		39,602,729

Air Freight & Logistics 0.9%
15,500	C.H. Robinson Worldwide, Inc.(b)	740,125
38,016	FedEx Corp.	4,084,059
133,300	United Parcel Service, Inc., Class B(b)	9,344,330

		14,168,514

Airlines 0.1%
98,874	Southwest Airlines Co.	1,453,448

Auto Components 0.2%
24,971	Goodyear Tire & Rubber Co.(a)(b)	778,845
23,152	Johnson Controls, Inc.	2,190,643

		2,969,488

Automobiles 0.4%
210,563	Ford Motor Co.(b)	1,661,342
73,378	General Motors Corp.(b)	2,248,302
33,900	Harley-Davidson, Inc.	1,991,625

		5,901,269

Beverages 2.0%
95,754	Anheuser-Busch Cos., Inc.	4,831,747
8,776	Brown-Forman Corp., Class B	575,355
253,332	Coca-Cola Co. (The)	12,159,936
29,800	Coca-Cola Enterprises, Inc.	603,450
21,500	Constellation Brands, Inc., Class A(a)	455,370
5,847	Molson Coors Brewing Co., Class B	553,243

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	7

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

17,000	Pepsi Bottling Group, Inc.	$542,130
200,805	PepsiCo, Inc.	12,763,165

		32,484,396

Biotechnology 1.2%
142,504	Amgen, Inc.(a)	7,963,123
44,020	Biogen Idec, Inc.(a)(b)	1,953,608
41,800	Celgene Corp.(a)(b)	2,192,828
27,600	Genzyme Corp.(a)	1,656,552
51,800	Gilead Sciences, Inc.(a)	3,962,700
29,600	MedImmune, Inc.(a)(b)	1,077,144

		18,805,955

Building Products 0.2%
21,700	American Standard Cos., Inc.	1,150,534
48,726	Masco Corp.	1,335,092

		2,485,626

Capital Markets 3.7%
28,771	Ameriprise Financial, Inc.	1,643,975
87,336	Bank of New York Co., Inc.	3,541,475
15,698	Bear Stearns & Co., Inc.	2,360,194
122,611	Charles Schwab Corp.	2,242,555
55,300	E*TRADE Financial Corp.(a)(b)	1,173,466
13,200	Federated Investors, Inc., Class B	484,704
21,014	Franklin Resources, Inc.	2,539,122
52,500	Goldman Sachs Group, Inc.	10,848,075
30,500	Janus Capital Group, Inc.	637,755
16,400	Legg Mason, Inc.	1,545,044
69,148	Lehman Brothers Holdings, Inc.	4,845,200
51,746	Mellon Financial Corp.(b)	2,232,322
112,734	Merrill Lynch & Co., Inc.	9,206,986
136,236	Morgan Stanley	10,729,947
18,862	Northern Trust Corp.	1,134,361
39,662	State Street Corp.	2,568,115
28,700	T. Rowe Price Group, Inc.	1,354,353

		59,087,649

Chemicals 1.6%
28,232	Air Products & Chemicals, Inc.	2,088,039
6,445	Ashland, Inc.	422,792
117,736	Dow Chemical Co.	5,399,372
112,744	E.I. du Pont de Nemours & Co.	5,572,935

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

9,893	Eastman Chemical Co.	$626,524
21,582	Ecolab, Inc.	928,026
12,031	Hercules, Inc.(a)	235,086
9,275	International Flavors & Fragrances, Inc.	437,966
68,984	Monsanto Co.	3,791,361
20,174	PPG Industries, Inc.	1,418,434
38,858	Praxair, Inc.	2,446,500
20,370	Rohm and Haas Co.	1,053,536
17,232	Sigma-Aldrich Corp.	715,473

		25,136,044

Commercial Banks 3.9%
65,158	BB&T Corp.(b)	2,672,781
19,261	Comerica, Inc.	1,138,710
14,100	Commerce Bancorp, Inc.(b)	470,658
11,800	Compass Bancshares, Inc.	811,840
70,873	Fifth Third Bancorp	2,742,076
13,800	First Horizon National Corp.	573,114
33,429	Huntington Bancshares, Inc.	730,424
50,435	KeyCorp	1,889,799
9,300	M&T Bank Corp.(b)	1,077,219
30,400	Marshall & Ilsley Corp.(b)	1,407,824
72,098	National City Corp.(b)	2,685,651
39,036	PNC Financial Services Group, Inc.	2,809,421
89,774	Regions Financial Corp.	3,175,306
43,283	SunTrust Banks, Inc.(b)	3,594,220
31,166	Synovus Financial Corp.	1,007,908
219,495	US Bancorp	7,675,740
233,859	Wachovia Corp.	12,873,939
418,580	Wells Fargo & Co.	14,411,710
13,200	Zions Bancorporation	1,115,664

		62,864,004

Commercial Services & Supplies 0.5%
35,500	Allied Waste Industries, Inc.(a)	446,945
11,968	Avery Dennison Corp.	769,064
15,200	Cintas Corp.	548,720
28,840	Donnelley (R.R.) & Sons Co.	1,055,256
13,530	Equifax, Inc.	493,169
13,000	Monster Worldwide, Inc.(a)	615,810
29,625	Pitney Bowes, Inc.	1,344,679
25,700	Robert Half International, Inc.(b)	951,157

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	9

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

69,513	Waste Management, Inc.	$2,391,941

		8,616,741

Communications Equipment 2.5%
20,057	ADC Telecommunications, Inc.(a)	335,754
56,455	Avaya, Inc.(a)	666,734
12,557	Ciena Corp.(a)	350,968
758,044	Cisco Systems, Inc.(a)	19,352,862
176,697	Corning, Inc.(a)	4,018,090
11,287	JDS Uniphase Corp.(a)(b)	171,901
56,400	Juniper Networks, Inc.(a)	1,109,952
292,113	Motorola, Inc.	5,161,637
199,100	QUALCOMM, Inc.	8,493,606
59,694	Tellabs, Inc.(a)	590,971

		40,252,475

Computers & Peripherals 3.7%
105,324	Apple, Inc.(a)	9,785,653
281,640	Dell, Inc.(a)	6,536,864
280,804	EMC Corp.(a)(b)	3,889,135
338,702	Hewlett-Packard Co.	13,595,498
188,734	International Business Machines Corp.	17,790,068
13,052	Lexmark International, Inc.(a)(b)	763,020
21,700	NCR Corp.(a)	1,036,609
52,000	Network Appliance, Inc.(a)	1,899,040
24,300	QLogic Corp.(a)	413,100
19,900	SanDisk Corp.(a)(b)	871,620
419,296	Sun Microsystems, Inc.(a)	2,519,969

		59,100,576

Construction & Engineering 0.1%
11,437	Fluor Corp.	1,026,128

Construction Materials 0.1%
13,400	Vulcan Materials Co.	1,560,832

Consumer Finance 0.9%
147,759	American Express Co.	8,333,608
50,066	Capital One Financial Corp.	3,777,980
51,592	SLM Corp.(b)	2,110,113

		14,221,701

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Containers & Packaging 0.2%
10,532	Ball Corp.(b)	$482,892
15,410	Bemis Co.	514,540
19,758	Pactiv Corp.(a)(b)	666,635
18,436	Sealed Air Corp.	582,578
13,190	Temple-Inland, Inc.	787,970

		3,034,615

Distributors 0.1%
20,699	Genuine Parts Co.	1,014,251

Diversified Consumer Services 0.1%
17,200	Apollo Group, Inc., Class A(a)	755,080
45,420	H&R Block, Inc.	955,637

		1,710,717

Diversified Financial Services 5.3%
556,271	Bank of America Corp.	28,380,946
4,300	Chicago Mercantile Exchange Holdings, Inc.	2,289,578
23,600	CIT Group, Inc.	1,248,912
605,355	Citigroup, Inc.	31,078,926
427,066	JPMorgan Chase & Co.	20,661,453
28,576	Moody’s Corp.(b)	1,773,427

		85,433,242

Diversified Telecommunication Services 2.2%
767,731	AT&T, Inc.	30,271,632
14,150	CenturyTel, Inc.	639,439
45,200	Citizens Communications Co.	675,740
17,388	Embarq Corp.	979,814
188,436	Qwest Communications International, Inc.(a)(b)	1,694,040
56,177	Windstream Corp.	825,240

		35,085,905

Electric Utilities 1.9%
18,900	Allegheny Energy, Inc.(a)	928,746
51,091	American Electric Power Co., Inc.	2,490,686
148,969	Duke Energy Corp.	3,022,581
42,562	Edison International	2,091,071
25,015	Entergy Corp.	2,624,574
83,656	Exelon Corp.	5,748,004
39,006	FirstEnergy Corp.(b)	2,583,757

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	11

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

52,372	FPL Group, Inc.(b)	$3,203,595
14,200	Pinnacle West Capital Corp.	685,150
47,652	PPL Corp.	1,948,967
30,558	Progress Energy, Inc.(b)	1,541,346
88,715	Southern Co.	3,251,405

		30,119,882

Electrical Equipment 0.4%
21,440	Cooper Industries Ltd., Class A	964,586
99,050	Emerson Electric Co.	4,268,065
22,663	Rockwell Automation, Inc.	1,356,834

		6,589,485

Electronic Equipment & Instruments 0.2%
53,998	Agilent Technologies, Inc.(a)	1,819,192
14,900	Jabil Circuit, Inc.	319,009
18,650	Molex, Inc.	525,930
86,500	Sanmina-SCI Corp.(a)	313,130
115,300	Solectron Corp.(a)(b)	363,195
8,624	Tektronix, Inc.	242,852

		3,583,308

Energy Equipment & Services 1.8%
40,979	Baker Hughes, Inc.	2,709,941
34,200	BJ Services Co.	954,180
19,300	ENSCO International, Inc.	1,049,920
133,722	Halliburton Co.(b)	4,244,336
36,700	Nabors Industries Ltd.(a)(b)	1,088,889
21,600	National-Oilwell Varco, Inc.(a)	1,680,264
18,100	Noble Corp.	1,424,108
5,210	Rowan Cos., Inc.	169,169
145,842	Schlumberger Ltd.	10,077,683
16,900	Smith International, Inc.	812,045
37,963	Transocean, Inc.(a)	3,101,577
41,200	Weatherford International Ltd.(Bermuda)(a)	1,858,120

		29,170,232

Food & Staples Retailing 2.4%
56,108	Costco Wholesale Corp.	3,020,855
193,099	CVS/Caremark Corp.(b)	6,592,400
87,134	Kroger Co.	2,461,536
58,000	Safeway, Inc.	2,125,120
25,178	SUPERVALU, Inc.	983,704

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

74,880	Sysco Corp.	$2,533,190
120,778	Walgreen Co.	5,542,502
303,926	Wal-Mart Stores, Inc.	14,269,326
16,700	Whole Foods Market, Inc.(b)	748,995

		38,277,628

Food Products 1.1%
80,559	Archer-Daniels-Midland Co.	2,956,514
25,747	Campbell Soup Co.(b)	1,002,846
69,543	ConAgra Food, Inc.	1,732,316
17,000	Dean Foods Co.(a)	794,580
45,072	General Mills, Inc.(b)	2,624,092
39,714	Heinz (H.J.) & Co.	1,871,324
21,916	Hershey Foods Corp.(b)	1,197,929
31,970	Kellogg Co.(b)	1,644,217
18,900	McCormick & Co., Inc.	728,028
99,486	Sara Lee Corp.	1,683,303
29,300	Tyson Foods, Inc., Class A(b)	568,713
28,104	Wm. Wrigley Jr. Co.(b)	1,431,337

		18,235,199

Gas Utilities 0.1%
7,823	Nicor, Inc.	378,790
10,900	Questar Corp.	972,389

		1,351,179

Healthcare Equipment & Supplies 1.6%
3,738	Bausch & Lomb, Inc.	191,236
83,474	Baxter International, Inc.	4,396,576
31,512	Becton Dickinson & Co.	2,422,958
22,523	Biomet, Inc.	957,002
127,872	Boston Scientific Corp.(a)	1,859,259
14,412	C.R. Bard, Inc.	1,145,898
18,307	Hospira, Inc.(a)	748,756
141,758	Medtronic, Inc.	6,954,647
38,464	St. Jude Medical, Inc.(a)	1,446,631
36,600	Stryker Corp.(b)	2,427,312
10,000	Varian Medical Systems, Inc.(a)	476,900
30,311	Zimmer Holdings, Inc.(a)	2,588,863

		25,616,038

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	13

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

Healthcare Providers & Services 2.3%
71,672	Aetna, Inc.	$3,138,517
26,100	AmerisourceBergen Corp.(b)	1,376,775
50,173	Cardinal Health, Inc.	3,660,120
12,397	CIGNA Corp.	1,768,556
20,050	Coventry Health Care, Inc.(a)	1,123,803
18,800	Express Scripts, Inc.(a)	1,517,536
20,610	Humana, Inc.(a)(b)	1,195,792
15,000	Laboratory Corp. of America Holdings(a)(b)	1,089,450
9,960	Manor Care, Inc.	541,426
36,076	McKesson Corp.	2,111,889
35,434	Medco Health Solutions, Inc.(a)	2,570,028
9,800	Patterson Cos., Inc.(a)	347,802
20,300	Quest Diagnostics, Inc.	1,012,361
23,472	Tenet Healthcare Corp.(a)	150,925
168,848	UnitedHealth Group, Inc.	8,943,878
77,600	Wellpoint, Inc.(a)	6,293,360

		36,842,218

Healthcare Technology
29,310	IMS Health, Inc.	869,335

Hotels, Restaurants & Leisure 1.5%
55,800	Carnival Corp.	2,614,788
22,253	Darden Restaurants, Inc.	916,601
19,024	Harrah’s Entertainment, Inc.	1,606,577
39,221	Hilton Hotels Corp.	1,410,387
42,100	International Game Technology	1,699,998
35,104	Marriott International, Inc., Class A	1,718,692
155,830	McDonald’s Corp.	7,020,141
92,600	Starbucks Corp.(a)	2,903,936
23,300	Starwood Hotels & Resorts Worldwide, Inc.	1,511,005
10,879	Wendy’s International, Inc.	340,513
16,251	Wyndham Worldwide Corp.(a)	554,972
36,132	Yum! Brands, Inc.	2,086,984

		24,384,594

Household Durables 0.5%
10,032	Black & Decker Corp.(b)	818,812
13,894	Centex Corp.	580,491
26,000	D.R. Horton, Inc.(b)	572,000
17,208	Fortune Brands, Inc.	1,356,335

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

9,200	Harman International Industries, Inc.	$883,936
11,582	KB Home	494,204
25,800	Leggett & Platt, Inc.	584,886
13,400	Lennar Corp., Class A	565,614
29,827	Newell Rubbermaid, Inc.	927,321
17,472	Pulte Homes, Inc.	462,309
3,742	Snap-On, Inc.	179,990
6,738	Stanley Works	373,016
10,285	Whirlpool Corp.(b)	873,299

		8,672,213

Household Products 2.1%
19,632	Clorox Co.	1,250,362
64,030	Colgate-Palmolive Co.	4,276,564
55,916	Kimberly-Clark Corp.	3,829,687
392,123	Procter & Gamble Co.	24,766,488

		34,123,101

Independent Power Producers & Energy Traders 0.5%
82,200	AES Corp.(a)	1,768,944
23,129	Constellation Energy Group, Inc.	2,011,067
33,100	Dynegy, Inc.(a)	306,506
57,128	TXU Corp.	3,661,904

		7,748,421

Industrial Conglomerates 3.8%
90,198	3M Co.	6,893,833
1,263,672	General Electric Co.	44,683,442
15,167	Textron, Inc.	1,361,997
244,180	Tyco International Ltd.	7,703,879

		60,643,151

Insurance 4.6%
40,000	ACE Ltd.	2,282,400
55,000	AFLAC, Inc.	2,588,300
78,608	Allstate Corp.	4,721,196
12,600	Ambac Financial Group, Inc.(b)	1,088,514
322,338	American International Group, Inc.	21,667,561
29,789	Aon Corp.(b)	1,130,790
53,268	Chubb Corp.	2,752,358
19,907	Cincinnati Financial Corp.	844,057
55,800	Genworth Financial, Inc., Class A	1,949,652

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	15

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

39,453	Hartford Financial Services Group, Inc.	$3,770,918
34,051	Lincoln National Corp.(b)	2,308,317
55,104	Loews Corp.	2,503,375
56,940	Marsh & McLennan Cos., Inc.	1,667,773
16,058	MBIA, Inc.	1,051,638
94,100	MetLife, Inc.	5,942,415
33,900	Principal Financial Group, Inc.	2,029,593
91,816	Progressive Corp.	2,003,425
58,300	Prudential Financial, Inc.(b)(d)	5,262,158
13,329	SAFECO Corp.	885,445
12,415	Torchmark Corp.	814,300
85,811	Travelers Cos., Inc	4,442,435
42,026	UnumProvident Corp.(b)	967,859
21,600	XL Capital Ltd.(b)	1,511,136

		74,185,615

Internet & Catalog Retail 0.1%
29,700	Amazon.Com, Inc.(a)	1,181,763
20,700	IAC/InterActiveCorp.(a)(b)	780,597

		1,962,360

Internet Software & Services 1.4%
150,100	eBay, Inc.(a)	4,975,815
26,700	Google, Inc., Class A(a)	12,232,872
32,200	VeriSign, Inc.(a)	808,864
150,900	Yahoo!, Inc.(a)(b)	4,721,661

		22,739,212

IT Services 1.1%
14,500	Affiliated Computer Services, Inc., Class A(a)	853,760
75,278	Automatic Data Processing, Inc.	3,643,454
15,200	Cognizant Technology Solutions Corp.(a)	1,341,704
24,051	Computer Sciences Corp.(a)	1,253,779
20,600	Convergys Corp.(a)	523,446
62,200	Electronic Data Systems Corp.	1,721,696
13,900	Fidelity Information Services, Inc.	631,894
82,552	First Data Corp.	2,220,649
24,500	Fiserv, Inc.(a)	1,299,970
42,025	Paychex, Inc.	1,591,487
18,141	Sabre Holdings Corp.	594,118
27,590	Unisys Corp.(a)	232,584
92,852	Western Union Co. (The)	2,038,101

		17,946,642

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Leisure Equipment & Products 0.2%
11,899	Brunswick Corp.	$378,983
30,365	Eastman Kodak Co.(b)	685,034
21,354	Hasbro, Inc.	611,151
43,713	Mattel, Inc.	1,205,168

		2,880,336

Life Sciences, Tools & Services 0.3%
25,064	Applera Corp.-Applied Biosystems Group	741,142
3,561	Millipore Corp.(a)	258,066
18,670	PerkinElmer, Inc.	452,187
43,702	Thermo Fisher Scientific, Inc.(a)(b)	2,043,069
13,600	Waters Corp.(a)	788,800

		4,283,264

Machinery 1.5%
78,956	Caterpillar, Inc.	5,292,420
6,879	Cummins, Inc.(b)	995,529
29,500	Danaher Corp.	2,107,775
28,940	Deere & Co.	3,144,042
24,462	Dover Corp.	1,193,990
18,254	Eaton Corp.	1,525,304
50,836	Illinois Tool Works, Inc.	2,623,138
36,690	Ingersoll-Rand Co.	1,591,245
23,072	ITT Corp.	1,391,703
31,476	PACCAR, Inc.	2,310,338
10,704	Pall Corp.	406,752
16,092	Parker Hannifin Corp.	1,388,901
9,600	Terex Corp.(a)	688,896

		24,660,033

Media 3.4%
88,676	CBS Corp., Class B	2,712,599
62,438	Clear Channel Communications, Inc.	2,187,828
369,685	Comcast Corp., Class A(a)(b)	9,593,326
86,100	DIRECTV Group, Inc. (The)(a)	1,986,327
8,304	Dow Jones & Co., Inc.(b)	286,239
12,200	E.W. Scripps Co.	545,096
29,989	Gannett Co., Inc.	1,688,081
31,812	Interpublic Group of Cos., Inc.(a)(b)	391,606
42,600	McGraw-Hill Cos., Inc.	2,678,688
6,096	Meredith Corp.	349,849

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	17

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

16,490	New York Times Co., Class A(b)	$387,680
275,100	News Corp., Class A	6,360,312
21,667	Omnicom Group, Inc.	2,218,267
487,624	Time Warner, Inc.(b)	9,615,945
25,727	Tribune Co.	826,094
86,476	Viacom, Inc., Class B(a)	3,555,028
259,913	Walt Disney Co. (The)	8,948,805

		54,331,770

Metals & Mining 0.9%
111,644	Alcoa, Inc.	3,784,731
12,418	Allegheny Technologies, Inc.(b)	1,324,876
42,046	Freeport-McMoran Copper & Gold, Inc., Class B	2,783,038
53,097	Newmont Mining Corp.	2,229,543
36,512	Nucor Corp.	2,378,027
14,309	United States Steel Corp.	1,419,024

		13,919,239

Multiline Retail 1.3%
16,424	Big Lots, Inc.(a)	513,743
9,023	Dillard’s, Inc.	295,323
22,550	Dollar General Corp.	476,933
18,600	Family Dollar Stores, Inc.	550,932
63,482	Federated Department Stores, Inc.	2,859,864
31,884	J.C. Penney Co., Inc.	2,619,589
42,200	Kohl’s Corp.(a)	3,232,942
30,000	Nordstrom, Inc.	1,588,200
10,207	Sears Holdings Corp.(a)	1,838,893
105,082	Target Corp.	6,227,159

		20,203,578

Multi-Utilities 1.2%
25,769	Ameren Corp.	1,296,181
32,679	CenterPoint Energy, Inc.(b)	586,261
28,000	CMS Energy Corp.(b)	498,400
31,651	Consolidated Edison, Inc.(b)	1,616,100
42,752	Dominion Resources, Inc.	3,795,096
18,687	DTE Energy Co.(b)	895,107
5,308	Integrys Energy Group, Inc.	294,647
20,800	KeySpan Corp.	855,920
37,800	NiSource, Inc.	923,832
37,152	PG&E Corp.	1,793,327
30,897	Public Service Enterprise Group, Inc.	2,565,687

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

32,398	Sempra Energy	$1,976,602
21,200	TECO Energy, Inc.	364,852
56,483	Xcel Energy, Inc.	1,394,565

		18,856,577

Office Electronics 0.1%
125,698	Xerox Corp.(a)	2,123,039

Oil, Gas & Consumable Fuels 8.0%
57,636	Anadarko Petroleum Corp.	2,477,195
40,548	Apache Corp.	2,866,744
49,100	Chesapeake Energy Corp.	1,516,208
269,592	Chevron Corp.	19,939,024
204,257	ConocoPhillips	13,960,966
13,300	Consol Energy, Inc.	520,429
55,200	Devon Energy Corp.	3,820,944
93,304	El Paso Corp.	1,350,109
30,000	EOG Resources, Inc.	2,140,200
704,814	Exxon Mobil Corp.(b)	53,178,216
30,434	Hess Corp.	1,688,174
11,300	Kinder Morgan, Inc.	1,202,885
43,489	Marathon Oil Corp.	4,298,018
22,200	Murphy Oil Corp.(b)	1,185,480
103,676	Occidental Petroleum Corp.	5,112,264
33,500	Peabody Energy Corp.	1,348,040
74,484	Spectra Energy Corp	1,956,695
18,028	Sunoco, Inc.	1,269,892
73,500	Valero Energy Corp.	4,740,015
77,192	Williams Cos., Inc.	2,196,884
43,833	XTO Energy, Inc.	2,402,487

		129,170,869

Paper & Forest Products 0.3%
58,984	International Paper Co.(b)	2,147,018
20,135	MeadWestvaco Corp.	620,963
25,900	Weyerhaeuser Co.	1,935,766

		4,703,747

Personal Products 0.2%
55,244	Avon Products, Inc.(b)	2,058,391
12,900	Estee Lauder Cos., Inc.(The)	630,165

		2,688,556

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	19

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

Pharmaceuticals 6.1%
187,874	Abbott Laboratories	$10,483,369
16,082	Allergan, Inc.(b)	1,782,207
7,000	Barr Pharmaceuticals, Inc.(a)	324,450
236,914	Bristol-Myers Squibb Co.	6,576,733
42,100	Forest Laboratories, Inc.(a)(b)	2,165,624
362,369	Johnson & Johnson	21,836,356
36,533	King Pharmaceuticals, Inc.(a)	718,604
125,297	Lilly (Eli) & Co.	6,729,702
271,344	Merck & Co., Inc.	11,985,264
23,900	Mylan Laboratories, Inc.	505,246
885,323	Pfizer, Inc.	22,363,259
189,324	Schering-Plough Corp.	4,829,655
12,500	Watson Pharmaceuticals, Inc.(a)	330,375
165,991	Wyeth	8,304,530

		98,935,374

Real Estate Investment Trust 1.1%
14,500	Apartment Investment & Management Co., Class A	836,505
27,000	Archstone-Smith Trust	1,465,560
10,300	AvalonBay Communities, Inc.(b)	1,339,000
12,400	Boston Properties, Inc.	1,455,760
12,500	Developers Diversified Realty Corporation	786,250
31,200	Equity Residential Properties Trust	1,504,776
50,000	Host Hotels & Resorts, Inc.	1,315,500
25,800	Kimco Realty Corp.(b)	1,257,492
14,600	Plum Creek Timber Co., Inc.	575,532
34,000	ProLogis	2,207,620
13,700	Public Storage, Inc.	1,296,979
25,800	Simon Property Group, Inc.(b)	2,870,250
13,700	Vornado Realty Trust(b)	1,634,958

		18,546,182

Real Estate Management & Development 0.1%
23,100	C.B. Richard Ellis Group Inc., Class A(a)	789,558
29,314	Realogy Corp.(a)	867,988

		1,657,546

Road & Rail 0.7%
44,423	Burlington Northern Santa Fe Corp.	3,572,942
53,006	CSX Corp.	2,122,890
49,111	Norfolk Southern Corp.	2,485,017

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

6,121	Ryder System, Inc.	$302,010
32,729	Union Pacific Corp.	3,323,630

		11,806,489

Semiconductors & Semiconductor Equipment 2.2%
46,624	Advanced Micro Devices, Inc.(a)(b)	608,909
30,100	Altera Corp.(a)(b)	601,699
45,800	Analog Devices, Inc.	1,579,642
193,088	Applied Materials, Inc.	3,537,373
49,900	Broadcom Corp., Class A(a)	1,600,293
718,488	Intel Corp.	13,744,676
20,920	KLA-Tencor Corp.	1,115,454
34,700	Linear Technology Corp.(b)	1,096,173
54,544	LSI Logic Corp.(a)(b)	569,439
29,300	Maxim Integrated Products, Inc.	861,420
61,316	Micron Technology, Inc.(a)	740,697
39,652	National Semiconductor Corp.	957,199
18,400	Novellus Systems, Inc.(a)(b)	589,168
47,000	NVIDIA Corp.(a)(b)	1,352,660
10,300	PMC-Sierra, Inc.(a)(b)	72,203
19,800	Teradyne, Inc.(a)(b)	327,492
183,752	Texas Instruments, Inc.	5,530,936
46,500	Xilinx, Inc.(b)	1,196,445

		36,081,878

Software 3.2%
73,940	Adobe Systems, Inc.(a)	3,083,298
25,120	Autodesk, Inc.(a)	944,512
23,900	BMC Software, Inc.(a)	735,881
50,958	CA, Inc.	1,320,322
18,400	Citrix Systems, Inc.(a)	589,352
51,100	Compuware Corp.(a)	484,939
38,400	Electronic Arts, Inc.(a)	1,933,824
43,900	Intuit, Inc.(a)	1,201,104
1,072,612	Microsoft Corp.	29,893,697
29,602	Novell, Inc.(a)	213,726
508,140	Oracle Corp.(a)	9,212,578
129,417	Symantec Corp.(a)	2,238,914

		51,852,147

Specialty Retail 1.9%
6,800	Abercrombie & Fitch Co.	514,624
20,523	AutoNation, Inc.(a)	435,909

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	21

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

6,200	AutoZone, Inc.(a)	$794,468
26,800	Bed Bath & Beyond, Inc.(a)	1,076,556
52,200	Best Buy Co., Inc.	2,543,184
18,678	Circuit City Stores, Inc.	346,103
50,813	Gap, Inc.	874,492
253,284	Home Depot, Inc.	9,305,653
44,622	Limited Brands, Inc.	1,162,849
189,296	Lowe’s Cos., Inc.	5,960,931
32,600	Office Depot, Inc.(a)	1,145,564
11,049	OfficeMax, Inc.	582,724
9,854	Radioshack Corp.(b)	266,354
16,316	Sherwin-Williams Co.	1,077,509
88,425	Staples, Inc.	2,284,902
16,800	Tiffany & Co.	764,064
55,832	TJX Cos., Inc.	1,505,231

		30,641,117

Textiles, Apparel & Luxury Goods 0.5%
51,200	Coach, Inc.(a)	2,562,560
13,800	Jones Apparel Group, Inc.	424,074
16,492	Liz Claiborne, Inc.(b)	706,682
20,838	NIKE, Inc., Class B	2,214,246
6,000	Polo Ralph Lauren Corp.	528,900
12,434	V.F. Corp.	1,027,297

		7,463,759

Thrifts & Mortgage Finance 1.3%
74,548	Countrywide Financial Corp.(b)	2,507,795
118,934	Fannie Mae	6,491,418
86,732	Freddie Mac	5,159,687
38,100	Hudson City Bancorp, Inc.	521,208
9,120	MGIC Investment Corp.(b)	537,350
31,875	Sovereign Bancorp, Inc.(b)	810,900
112,971	Washington Mutual, Inc.	4,561,769

		20,590,127

Tobacco 1.6%
255,579	Altria Group, Inc.(a)	22,442,392
24,200	Reynolds American, Inc.(b)	1,510,322
21,399	UST, Inc.	1,240,714

		25,193,428

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Trading Companies & Distributors
9,674	Grainger (W.W.), Inc.	$747,220

Wireless Telecommunication Services 1.4%
44,534	Alltel Corp.	2,761,108
358,574	Sprint Nextel Corp.	6,798,563
360,533	Verizon Communications, Inc.(a)	13,671,410

		23,231,081

	Total long-term investments (cost $844,740,945)	1,563,643,474

SHORT-TERM INVESTMENTS 14.2%

Affiliated Money Market Mutual Fund 14.1%
	Dryden Core Investment Fund — Taxable Money Market Series;
226,301,211	(cost $226,301,211; includes $187,561,979 of cash collateral received for securities on loan)(Note 3)(c)(d)(e)	226,301,211

Principal Amount (000)

U.S. Government Securities 0.1%
	United States Treasury Bill 4.91%, 06/14/2007
$ 2,300	(cost $2,276,787)	2,277,193

	Total short-term investments (cost $228,577,998)	228,578,404

	Total Investments 111.5% (cost $1,073,318,943; Note 5)	1,792,221,878
	Liabilities in excess of other assets(f) (11.5%)	(185,254,996)

	Net Assets 100.0%	$1,606,966,882

(a)	Non-income producing security.
(b)	Securities, or portion thereof, on loan with an aggregate market value of $180,078,676; cash collateral of $187,561,979 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Affiliated security.

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	23

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d

(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(f)	Liabilities in excess of other assets include net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at March 31, 2007:

Number of Contracts	Type	Expiration Date	Value at March 31, 2007	Value at Trade Date	Unrealized Appreciation
	Long Position:
118	S&P 500 Index Futures	June 07	$42,220,400	$41,558,937	$661,463

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2007 were as follows:

Affiliated Money Market Mutual Fund (including 11.7% of collateral received for securities on loan)	14.1%
Oil, Gas & Consumable Fuels	8.0
Pharmaceuticals	6.1
Diversified Financial Services	5.3
Insurance	4.6
Commercial Bank	3.9
Industrial Conglomerates	3.8
Capital Markets	3.7
Computers & Peripherals	3.7
Media	3.4
Software	3.2
Aerospace/Defense	2.5
Communications Equipment	2.5
Foods & Staples Retailing	2.4
Healthcare Providers & Services	2.3
Diversified Telecommunication Services	2.2
Semiconductors & Semiconductor Equipment	2.2
Household Products	2.1
Beverages	2.0
Electric Utilities	1.9
Specialty Retail	1.9
Energy Equipment & Services	1.8
Chemicals	1.6
Healthcare Equipment & Supplies	1.6
Tobacco	1.6
Hotels, Restaurants & Leisure	1.5
Machinery	1.5
Internet Software & Services	1.4
Wireless Telecommunication Services	1.4
Multiline Retail	1.3
Thrifts & Mortgage Finance	1.3

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Biotechnology	1.2%
Multi-Utilities	1.2
Food Products	1.1
IT Services	1.1
Real Estate Investment Trust	1.1
Air Freight & Logistics	0.9
Consumer Finance	0.9
Metals & Mining	0.9
Road & Rail	0.7
Commercial Services & Supplies	0.5
Household Durables	0.5
Independent Power Producers & Energy Traders	0.5
Textiles, Apparel & Luxury Goods	0.5
Automobiles	0.4
Electrical Equipment	0.4
Life Sciences, Tools & Services	0.3
Paper & Forest Products	0.3
Auto Components	0.2
Building Products	0.2
Containers & Packaging	0.2
Electronic Equipment & Instruments	0.2
Leisure Equipment & Products	0.2
Personal Products	0.2
Airlines	0.1
Construction Materials	0.1
Construction & Engineering	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Gas Utilities	0.1
Internet & Catalog Retail	0.1
Office Electronics	0.1
Real Estate Management & Development	0.1
U.S Government Securities	0.1

111.5
Liabilities in excess of other assets	(11.5)

100.0%

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	25

Statement of Assets and Liabilities

as of March 31, 2007 (Unaudited)

Assets
Investments at value, including securities on loan of $180,078,676:
Unaffiliated Investments (cost $845,197,400)	$1,560,658,509
Affiliated Investments (cost $228,121,543)	231,563,369
Cash	793,384
Receivable for Fund shares sold	3,039,877
Dividends and interest receivable	1,954,872
Receivable for investments sold	1,446,432
Prepaid expenses	85,691

Total assets	1,799,542,134

Liabilities
Payable to broker for collateral for securities on loan	187,561,979
Payable for Fund shares reacquired	2,368,801
Payable for investments purchased	1,792,781
Management fee payable	336,563
Accrued expenses	321,916
Distribution fee payable	122,548
Transfer agent fee payable	56,236
Due to broker—variation margin	8,468
Deferred trustees’ fees	5,960

Total liabilities	192,575,252

Net Assets	$1,606,966,882

Net assets were comprised of:
Common stock, at par	$50,805
Paid-in capital in excess of par	1,101,501,429

1,101,552,234
Undistributed net investment income	6,601,163
Accumulated net realized loss on investments	(220,750,913)
Net unrealized appreciation on investments (including affiliated: $3,441,826)	719,564,398

Net assets March 31, 2007	$1,606,966,882

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($99,664,783 ÷ 3,154,776 shares of beneficial interest issued and outstanding)	$31.59
Maximum sales charge (3.25% of offering price)	1.06

Maximum offering price to public	$32.65

Class B
Net asset value, offering price and redemption price per share ($74,849,732 ÷ 2,382,899 shares of beneficial interest issued and outstanding)	$31.41

Class C
Net asset value, offering price and redemption price per share ($43,965,118 ÷ 1,399,661 shares of beneficial interest issued and outstanding)	$31.41

Class I
Net asset value, offering price and redemption price per share ($723,267,549 ÷ 22,850,327 shares of beneficial interest issued and outstanding)	$31.65

Class Z
Net asset value, offering price and redemption price per share ($665,219,700 ÷ 21,017,358 shares of beneficial interest issued and outstanding)	$31.65

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	27

Statement of Operations

Six Months Ended March 31, 2007 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends	$16,006,530
Affiliated dividend income	983,995
Affiliated income from securities loaned, net	115,882
Unaffiliated interest	82,161

Total income	17,188,568

Expenses
Management fee	2,311,248
Distribution fee—Class A	113,112
Distribution fee—Class B	409,142
Distribution fee—Class C	223,266
Transfer agent fee—Class A (including affiliated expense of $26,900)	40,000
Transfer agent fee—Class B (including affiliated expense of $61,300)	99,000
Transfer agent fee—Class C (including affiliated expense of $16,500)	33,000
Transfer agent fee—Class I	14,000
Transfer agent fee—Class Z (including affiliated expense of $242,700)	336,000
Custodian’s fees and expenses	97,000
Reports to shareholders	39,000
Registration fees	32,000
Insurance	25,000
Trustees’ fees	23,000
Legal fees and expenses	22,000
Audit fee	8,000
Miscellaneous	13,017

Total expenses	3,837,785

Less: Expense Subsidy (Note 2)	(176,915)

Net expenses	3,660,870

Net investment income	13,527,698

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions (including affiliated: $496,963)	43,723,956
Financial futures contracts	1,720,161

45,444,117

Net change in unrealized appreciation on:
Investments	56,182,844
Financial futures contracts	83,800

56,266,644

Net gain on investments	101,710,761

Net Increase In Net Assets Resulting From Operations	$115,238,459

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2007	Year Ended September 30, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income	$13,527,698	$27,330,606
Net realized gain on investment transactions	45,444,117	28,941,408
Net change in unrealized appreciation on investments	56,266,644	119,631,298

Net increase in net assets resulting from operations	115,238,459	175,903,312

Dividends from net investment income (Note 1)
Class A	(1,391,031)	(1,061,815)
Class B	(696,089)	(479,409)
Class C	(376,794)	(243,984)
Class I	(14,618,930)	(16,051,249)
Class Z	(11,939,805)	(10,935,697)

	(29,022,649)	(28,772,154)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	179,380,953	270,479,055
Net asset value of shares issued in reinvestment of dividends	26,502,957	25,258,007
Cost of shares reacquired	(341,014,551)	(703,031,033)

Net decrease in net assets from Fund share transactions	(135,130,641)	(407,293,971)

Total decrease	(48,914,831)	(260,162,813)

Net Assets
Beginning of period	1,655,881,713	1,916,044,526

End of period(a)	$1,606,966,882	$1,655,881,713

(a) Includes undistributed net investment income of:	$6,601,163	$22,096,114

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	29

Notes to Financial Statements

(Unaudited)

The Dryden Index Series Fund (the “Company”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Company was established as a Delaware business trust on May 11, 1992 and currently consists of one fund, which is the Dryden Stock Index Fund (the “Fund”) formerly known as the Prudential Stock Index Fund. Investment operations of the Fund commenced on November 5, 1992. The Fund’s investment objective is to provide investment results that correspond to the price and yield performance of Standard & Poor’s 500 Composite Stock Price Index.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price.

Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board

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of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as

Dryden Index Series Fund/Dryden Stock Index Fund	31

Notes to Financial Statements

(Unaudited) Cont’d

unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts. The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to qualified institutions. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto on the loaned securities. The Fund receives compensation, net of any rebate and securities lending agent fee, for lending its securities in the form of interest or dividends on the collateral received for securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution and transfer agent fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Transfer agent fees are incurred based on shareholder activity and number of accounts for each class.

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Dividends and Distributions: Dividends from net investment income and distributions of net capital and currency gains in excess of a capital loss carryforward, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .30 of 1% of the average daily net assets of the Fund up to $1 billion and .25 of 1% in excess of $1 billion. The effective management fee rate was .28 of 1% for the six months ended March 31, 2007.

PI has contractually agreed to reimburse the Fund for transfer agent fees to the extent that they exceed .10% of the average daily net assets for each share class. PI has also contractually agreed to reimburse the Fund for certain operating expenses, excluding

Dryden Index Series Fund/Dryden Stock Index Fund	33

Notes to Financial Statements

(Unaudited) Cont’d

transfer agent fees, so that total operating expenses, excluding transfer agent fees, do not exceed .55%, 1.30%, 1.30%, .30% and .30% of the average daily net assets for Class A, Class B, Class C, Class I and Class Z shares, respectively. For the six months ended March 31, 2007, PI subsidized $176,915 of the expenses of the Fund (.013%, .154%, .060%, .013% and .013% of the average daily net assets of the Class A, Class B, Class C, Class I and Class Z shares, annualized respectively; $.0021, $.024, $.0093, $.0021 and $.0021 per Class A, Class B, Class C, Class I and Class Z shares, respectively).

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class I and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution, (the “Class A, B and C plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class I and Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution- related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25 of 1% on the average daily net assets of the Class A shares. PIMS has advised the Fund that it received approximately $58,400 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2007. From these fees, PIMS paid such sales charges to dealers which in turn paid commissions to salespersons, and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended March 31, 2007, it received approximately $35,700 and $1,700 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 27, 2006, the Funds renewed the

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SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .07 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA is October 26, 2007. For the period from October 29, 2005 through October 26, 2006, the Funds paid a commitment fee of .0725% of 1% of the unused portion of the agreement. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2007.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended March 31, 2007, the Fund incurred approximately $51,500 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended March 31, 2007, PIM has been compensated approximately $49,700 for these services.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2007 aggregated $26,844,164 and $179,258,324 respectively.

Dryden Index Series Fund/Dryden Stock Index Fund	35

Notes to Financial Statements

(Unaudited) Cont’d

Note 5. Tax Information

For federal income tax purposes, the Fund had a capital loss carryforward as of September 30, 2006 of approximately $248,439,000, of which $1,876,000 expires in 2009, $56,241,000 expires in 2010, $140,177,000 expires in 2011, $1,967,000 expires in 2012, $16,903,000 expires in 2013 and $31,275,000 expires in 2014. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of this amount.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,090,866,727	$733,457,489	$32,102,338	$701,355,151

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class I and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Certain investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a 1% contingent deferred sales charge, although they are not subject to an initial sales charge. Class B shares are sold with a contingent deferred sales charge (CDSC) which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class I and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

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The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value divided into five classes, designated Class A, Class B, Class C, Class I and Class Z.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended March 31, 2007:
Shares sold	427,251	$13,382,989
Shares issued in reinvestment of dividends	43,069	1,344,615
Shares reacquired	(339,026)	(10,610,148)

Net increase (decrease) in shares outstanding before conversion	131,294	4,117,456
Shares issued upon conversion from Class B	176,549	5,506,043

Net increase (decrease) in shares outstanding	307,843	$9,623,499

Year ended September 30, 2006:
Shares sold	468,222	$13,296,779
Shares issued in reinvestment of dividends	36,502	1,018,760
Shares reacquired	(595,370)	(16,973,012)

Net increase (decrease) in shares outstanding before conversion	(90,646)	(2,657,473)
Shares issued upon conversion from Class B	112,560	3,196,921

Net increase (decrease) in shares outstanding	21,914	$539,448

Class B
Six months ended March 31, 2007:
Shares sold	10,893	$338,643
Shares issued in reinvestment of dividends	21,156	658,148
Shares reacquired	(239,059)	(7,436,605)

Net increase (decrease) in shares outstanding before conversion	(207,010)	(6,439,814)
Shares reacquired upon conversion into Class A	(177,457)	(5,506,043)

Net increase (decrease) in shares outstanding	(384,467)	$(11,945,857)

Year ended September 30, 2006:
Shares sold	28,587	$805,221
Shares issued in reinvestment of dividends	16,295	453,498
Shares reacquired	(655,357)	(18,469,669)

Net increase (decrease) in shares outstanding before conversion	(610,475)	(17,210,950)
Shares reacquired upon conversion into Class A	(113,230)	(3,196,921)

Net increase (decrease) in shares outstanding	(723,705)	$(20,407,871)

Dryden Index Series Fund/Dryden Stock Index Fund	37

Notes to Financial Statements

(Unaudited) Cont’d

Class C	Shares	Amount
Six months ended March 31, 2007:
Shares sold	83,334	$2,587,775
Shares issued in reinvestment of dividends	11,261	350,464
Shares reacquired	(139,786)	(4,365,768)

Net increase (decrease) in shares outstanding	(45,191)	$(1,427,529)

Year ended September 30, 2006:
Shares sold	138,113	$3,876,817
Shares issued in reinvestment of dividends	8,189	227,896
Shares reacquired	(462,277)	(13,072,779)

Net increase (decrease) in shares outstanding	(315,975)	$(8,968,066)

Class I
Six months ended March 31, 2007:
Shares sold	1,888,784	$59,116,559
Shares issued in reinvestment of dividends	391,470	12,233,434
Shares reacquired	(5,276,693)	(165,484,080)

Net increase (decrease) in shares outstanding	(2,996,439)	$(94,134,087)

Year ended September 30, 2006:
Shares sold	2,988,797	$84,991,838
Shares issued in reinvestment of dividends	452,398	12,640,003
Shares reacquired	(12,977,170)	(370,492,708)

Net increase (decrease) in shares outstanding	(9,535,975)	$(272,860,867)

Class Z
Six months ended March 31, 2007:
Shares sold	3,307,320	$103,954,987
Shares issued in reinvestment of dividends	381,199	11,916,296
Shares reacquired	(4,878,337)	(153,117,950)

Net increase (decrease) in shares outstanding	(1,189,818)	$(37,246,667)

Year ended September 30, 2006:
Shares sold	5,864,702	$167,508,400
Shares issued in reinvestment of dividends	390,900	10,917,850
Shares reacquired	(9,962,371)	(284,022,865)

Net increase (decrease) in shares outstanding	(3,706,769)	$(105,596,615)

Note 7. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48

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provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

Dryden Index Series Fund/Dryden Stock Index Fund	39

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$29.98

Income (loss) from investment operations:
Net investment income(a)	.24
Net realized and unrealized gain (loss) on investment transactions	1.86

Total from investment operations	2.10

Less Dividends:
Dividends from net investment income	(.49)

Net asset value, end of period	$31.59

Total Return(b):	7.03%
Ratios/Supplemental Data:
Net assets, end of period (000)	$99,665
Average net assets (000)	$90,738
Ratios to average net assets(a):
Expenses, including distribution and service (12b-1) fees(c)	.64	%(d)
Expenses, excluding distribution and service (12b-1) fees	.39	%(d)
Net investment income	1.45	%(d)
For Class A, B, C, I and Z shares:
Portfolio turnover rate	2	%(e)

(a)	Net of expense subsidy, where applicable. If the investment advisor had not reimbursed expenses, the annual expense and net investment income ratios would have been .65% and 1.43% respectively for the six months ended March 31, 2007, .67% and 1.30% respectively for the year ended September 30, 2006, .71% and 1.05% respectively for the year ended September 30, 2003, and .68% and .89% respectively for the year ended September 30, 2002.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.

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Class A
Year Ended September 30,
2006	2005	2004	2003	2002

$27.57	$25.05	$22.38	$18.28	$23.30

.38	.44	.27	.23	.21
2.41	2.44	2.66	4.07	(5.02)

2.79	2.88	2.93	4.30	(4.81)

(.38)	(.36)	(.26)	(.20)	(.21)

$29.98	$27.57	$25.05	$22.38	$18.28

10.21%	11.59%	13.16%	23.62%	(20.90)%

$85,357	$77,898	$85,082	$59,374	$41,723
$81,562	$75,078	$76,034	$51,350	$49,658

.65%	.64%	.63%	.65%	.65%
.40%	.39%	.39%	.40%	.40%
1.32%	1.51%	1.10%	1.11%	.92%

3%	3%	5%	2%	7%

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	41

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended March 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$29.70

Income (loss) from investment operations:
Net investment income(a)	.10
Net realized and unrealized gain (loss) on investment transactions	1.87

Total from investment operations	1.97

Less Dividends:
Dividends from net investment income	(.26)

Net asset value, end of period	$31.41

Total Return(b):	6.64%
Ratios/Supplemental Data:
Net assets, end of period (000)	$74,850
Average net assets (000)	$82,053
Ratios to average net assets(a):
Expenses, including distribution and service (12b-1) fees	1.40	%(c)
Expenses, excluding distribution and service (12b-1) fees	.40	%(c)
Net investment income	.69	%(c)

(a)	Net of expense subsidy. If the investment advisor had not reimbursed expenses, the annual expense and net investment income/(loss) ratios would have been 1.55% and .53% respectively for the six months ended March 31, 2007, 1.55% and .43% respectively for the year ended September 30, 2006, 1.51% and .65% respectively for the year ended September 30, 2005, 1.52% and .21% respectively for the year ended September 30, 2004, 1.63% and .15% for the year ended September 30, 2003, and 1.57% and (.01)% for the year ended September 30, 2002.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(c)	Annualized.

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

Class B
Year Ended September 30,
2006	2005	2004	2003	2002

$27.29	$24.79	$22.16	$18.09	$23.06

.16	.19	.08	.08	.05
2.39	2.48	2.64	4.02	(5.00)

2.55	2.67	2.72	4.10	(4.95)

(.14)	(.17)	(.09)	(.03)	(.02)

$29.70	$27.29	$24.79	$22.16	$18.09

9.39%	10.78%	12.27%	22.69%	(21.49)%

$82,204	$95,284	$108,217	$95,729	$70,630
$88,427	$104,121	$110,193	$82,986	$87,868

1.40%	1.40%	1.40%	1.40%	1.40%
.40%	.40%	.40%	.40%	.40%
.58%	.75%	.33%	.38%	.16%

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	43

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended March 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$29.71

Income (loss) from investment operations:
Net investment income(a)	.10
Net realized and unrealized gain (loss) on investment transactions	1.86

Total from investment operations	1.96

Less Dividends:
Dividends from net investment income	(.26)

Net asset value, end of period	$31.41

Total Return(b):	6.61%
Ratios/Supplemental Data:
Net assets, end of period (000)	$43,965
Average net assets (000)	$44,776
Ratios to average net assets(a):
Expenses, including distribution and service (12b-1) fees	1.40	%(c)
Expenses, excluding distribution and service (12b-1) fees	.40	%(c)
Net investment income	.69	%(c)

(a)	Net of expense subsidy. If the investment advisor had not reimbursed expenses, the annual expense and net investment income ratios would have been 1.46% and .63% respectively for the six months ended March 31, 2007, 1.46% and .52% respectively for the year ended September 30, 2006, 1.43% and .72% respectively for the year ended September 30, 2005, 1.44% and .29% respectively for the year ended September 30, 2004, 1.53% and .25% for the year ended September 30, 2003, and 1.48% and .08% for the year ended September 30, 2002.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(c)	Annualized.

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

Class C
Year Ended September 30,
2006	2005	2004	2003	2002

$27.29	$24.79	$22.16	$18.09	$23.06

.16	.19	.08	.07	.04
2.40	2.48	2.64	4.03	(4.98)

2.56	2.67	2.72	4.10	(4.94)

(.14)	(.17)	(.09)	(.03)	(.03)

$29.71	$27.29	$24.79	$22.16	$18.09

9.42%	10.78%	12.27%	22.69%	(21.47)%

$42,921	$48,051	$51,946	$48,823	$38,729
$45,636	$50,981	$52,697	$43,820	$49,960

1.40%	1.40%	1.40%	1.40%	1.40%
.40%	.40%	.40%	.40%	.40%
.58%	.75%	.33%	.38%	.16%

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	45

Financial Highlights

(Unaudited) Cont’d

	Class I
	Six Months Ended March 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$30.08

Income (loss) from investment operations:
Net investment income(a)	.30
Net realized and unrealized gain (loss) on investment transactions	1.86

Total from investment operations	2.16

Less Dividends:
Dividends from net investment income	(.59)

Net asset value, end of period	$31.65

Total Return(b):	7.22%
Ratios/Supplemental Data:
Net assets, end of period (000)	$723,268
Average net assets (000)	$763,128
Ratios to average net assets(a):
Expenses, including distribution and service (12b-1) fees	.30	%(c)
Expenses, excluding distribution and service (12b-1) fees	.30	%(c)
Net investment income	1.78	%(c)

(a)	Net of expense subsidy. If the investment advisor had not reimbursed expenses, the annual expense and net investment income ratios would have been .31% and 1.77% respectively for the six months ended March 31, 2007, .31% and 1.67% respectively for the year ended September 30, 2006, .31% and 1.84% respectively for the year ended September 30, 2005, .31% and 1.42% respectively for the year ended September 30, 2004, ..36% and 1.42% for the year ended September 30, 2003, and .33% and 1.23% for the year ended September 30, 2002.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(c)	Annualized.

See Notes to Financial Statements.

46	Visit our website at www.jennisondryden.com

Class I
Year Ended September 30,
2006	2005	2004	2003	2002

$27.66	$25.12	$22.45	$18.34	$23.38

.53	.51	.39	.31	.30
2.36	2.48	2.62	4.08	(5.04)

2.89	2.99	3.01	4.39	(4.74)

(.47)	(.45)	(.34)	(.28)	(.30)

$30.08	$27.66	$25.12	$22.45	$18.34

10.56%	11.99%	13.50%	24.08%	(20.64)%

$777,551	$978,627	$1,099,999	$1,213,338	$972,700
$860,728	$1,014,636	$1,346,643	$1,118,408	$1,278,422

.30%	.30%	.30%	.30%	.30%
.30%	.30%	.30%	.30%	.30%
1.68%	1.85%	1.43%	1.48%	1.26%

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	47

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended March 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$30.07

Income (loss) from investment operations:
Net investment income(a)	.30
Net realized and unrealized gain (loss) on investment transactions	1.85

Total from investment operations	2.15

Less Dividends:
Dividends from net investment income	(.57)

Net asset value, end of period	$31.65

Total Return(b):	7.17%
Ratios/Supplemental Data:
Net assets, end of period (000)	$665,220
Average net assets (000)	$673,383
Ratios to average net assets(a):
Expenses, including distribution and service (12b-1) fees	.40	%(c)
Expenses, excluding distribution and service (12b-1) fees	.40	%(c)
Net investment income	1.69	%(c)

(a)	Net of expense subsidy. If the investment advisor had not reimbursed expenses, the annual expense and net investment income ratios would have been .41% and 1.67% respectively for the six months ended March 31, 2007, .40% and 1.57% respectively for the year ended September 30, 2006, .41% and 1.74% respectively for the year ended September 30, 2005, .42% and 1.31% respectively for the year ended September 30, 2004, ..49% and 1.28% for the year ended September 30, 2003, and .47% and 1.09% for the year ended September 30, 2002.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(c)	Annualized.

See Notes to Financial Statements.

48	Visit our website at www.jennisondryden.com

Class Z
Year Ended September 30,
2006	2005	2004	2003	2002

$27.64	$25.10	$22.43	$18.32	$23.35

.51	.51	.34	.28	.28
2.35	2.45	2.65	4.08	(5.03)

2.86	2.96	2.99	4.36	(4.75)

(.43)	(.42)	(.32)	(.25)	(.28)

$30.07	$27.64	$25.10	$22.43	$18.32

10.53%	11.86%	13.41%	23.97%	(20.71)%

$667,849	$716,185	$790,519	$754,206	$609,033
$697,473	$775,321	$807,187	$693,096	$812,314

.39%	.40%	.40%	.40%	.40%
.39%	.40%	.40%	.40%	.40%
1.58%	1.75%	1.33%	1.37%	1.16%

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	49

■MAIL	■TELEPHONE	■WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc •
Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith •
Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Valerie Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie, Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Stock Index Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Dryden Index Series Fund name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Stock Index Fund
Share Class	A	B	C	I	Z
NASDAQ	PSIAX	PBSIX	PSICX	PDSIX	PSIFX
CUSIP	262439102	262439201	262439300	262439409	262439508

MF174E2    IFS-A133577    Ed. 05/2007

Item 2 — Code of Ethics — Not required, as this is not an annual filing.

Item 3 — Audit Committee Financial Expert — Not required, as this is not an annual filing.

Item 4 — Principal Accountant Fees and Services — Not required, as this is not an annual filing.

Item 5 — Audit Committee of Listed Registrants — Not applicable.

Item 6 — Schedule of Investments — The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 — Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies — Not applicable.

Item 8 — Portfolio Managers of Closed-End Management Investment Companies — Not applicable.

Item 9 — Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers — Not applicable.

Item 10 — Submission of Matters to a Vote of Security Holders — Not applicable.

Item 11 — Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 — Exhibits

(a)	(1) Code of Ethics — Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act — Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. — Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act — Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Dryden Index Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs Secretary

Date             May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date             May 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date             May 23, 2007

*	Print the name and title of each signing officer under his or her signature.